CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Allowance for doubtful accounts	$ 20	$ 20
Common stock, par value (usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	15,000,000	15,000,000
Common stock, shares issued (in shares)	3,023,753	1,169,156
Common stock, shares outstanding (in shares)	3,023,753	1,169,156
Treasury stock (in shares)	10,758	10,758
Series A Convertible Redeemable Preferred Stock
Temporary equity, stated value (usd per share)	$ 1,000	$ 1,000
Temporary equity, shares authorized (in shares)	100,000	100,000
Temporary equity, shares issued (in shares)	0	0
Temporary equity, shares outstanding (in shares)	0	0
Series C Convertible Redeemable Preferred Stock
Temporary equity, stated value (usd per share)	$ 1,000	$ 1,000
Temporary equity, shares authorized (in shares)	100,000	100,000
Temporary equity, shares issued (in shares)	10,000	0
Temporary equity, shares outstanding (in shares)	10,000	0
Series B Convertible Preferred Stock
Temporary equity, shares outstanding (in shares)		0
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	50,000	50,000
Preferred Stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series D Preferred Stock
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	150	150
Preferred Stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0